Borrowings, Financing And Debentures - Schedule of detailed information about borrowings (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2019
FINEP [member] | BRL
Disclosure of detailed information about borrowings [line items]
Borrowings, Interest rate	3.50%
Debentures maturing march 2020 [member] | BRL
Disclosure of detailed information about borrowings [line items]
Borrowings, Interest rate basis	Interest of 109% to 112% of the CDI and 1.4% + CDI
Debentures maturing march 2020 [member] | BRL | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	109.00%
Debentures maturing march 2020 [member] | BRL | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	112.00%
Debentures maturing september 2020 [member] | BRL
Disclosure of detailed information about borrowings [line items]
Borrowings, Interest rate	1.40%
Borrowings, Interest rate basis	1.4% + CDI (Interbank Deposit Certificate)
Debentures maturing september 2021 [member] | BRL
Disclosure of detailed information about borrowings [line items]
Borrowings, Interest rate	1.75%
Borrowings, Interest rate basis	1.75% + CDI
Debentures maturing september 2022 [member] | BRL
Disclosure of detailed information about borrowings [line items]
Borrowings, Interest rate	1.00%
Borrowings, Interest rate basis	1.00% + CDI
Debentures maturing august 2024 [member] | BRL
Disclosure of detailed information about borrowings [line items]
Borrowings, Interest rate	1.15%
Borrowings, Interest rate basis	1.15% + CD
BNDES [member] | BRL | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Interest rate	0.50%
BNDES [member] | BRL | Bottom of range [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Interest rate	3.50%
BNDES [member] | BRL | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Interest rate	3.96%
BNDES [member] | BRL | Top of range [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Interest rate	5.00%
BNDES [member] | USD
Disclosure of detailed information about borrowings [line items]
Borrowings, Interest rate basis	Interest of 1,8% p.a. a 2,3% p.a. + Resolucion no 635
BNDES FINAME [member] | BRL
Disclosure of detailed information about borrowings [line items]
Borrowings, Interest rate	4.50%
BNDES FINAME august 2014 [member] | BRL | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Interest rate	3.00%
BNDES FINAME may 2016 [member] | BRL | Bottom of range [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Interest rate	6.00%
BNDES FINAME may 2016 [member] | BRL | Top of range [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Interest rate	10.50%
Working capital loan [member] | PEN | Operations peru [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Interest rate	3.99%
Working capital loan [member] | MXN | Operations mexico [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Interest rate	1.15%
Borrowings, Interest rate basis	Interest of 1.15% p.a. + TIIE
Working capital loan [member] | AUD | Operations aesop [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Interest rate	0.92%
Borrowings, Interest rate basis	USD Libor + interest of 0.92%
Promissory notes [member] | BRL
Disclosure of detailed information about borrowings [line items]
Borrowings, Interest rate	2.00%
Borrowings, Interest rate basis	2.00% + CDI
Borrowings effective interest rate	3.11%
Export credit note NCE [member] | USD
Disclosure of detailed information about borrowings [line items]
Borrowings, Interest rate	0.87%
Borrowings, Interest rate basis	Libor + interest 0.87% p.a
Notes [member] | USD
Disclosure of detailed information about borrowings [line items]
Borrowings, Interest rate basis	Interest of 5.375% p.a.
Borrowings effective interest rate	6.10%
Resolution no 413162 [member] | USD
Disclosure of detailed information about borrowings [line items]
Borrowings, Interest rate	1.10%
Borrowings, Interest rate basis	Libor +interest 1.1% p.a